UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     6/30/99

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Harleysville Group Inc.
Address:     355 Maple Avenue
             Harleysville, PA  19438-2297

Form 13F File Number:   28- 4718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025

Signature, Place, and Date of Signing:

     /s/Mark R. Cummins    Harleysville, PA      August 3, 1999
         [Signature]        [City, State]           [Date]

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F  NOTICE.   (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:  $522,541


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.       Form 13F File Number          Name


          28-
     [Repeat as necessary]

HARLEYSVILLE GROUP INC.
JUNE 30, 1999
FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2         COLUMN 3     COLUMN 4   COLUMN 5                COLUMN 6     COLUMN 7   COLUMN 8
- --------                 --------         --------     --------   -------------------     --------     --------   ----------
                                                       VALUE     SHARES/    SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP        (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
ACORN INVESTMENT TRUST    ACORN FD         004851-10-1     4,673    251,353    SH            SOLE         N/A        251,353
AMERICA ONLINE INC        COM              02364J-10-4     4,205     38,230    SH            SOLE         N/A         38,230
AMERICAN HOME PRODUCTS    COM              026609-10-7     6,299    109,775    SH            SOLE         N/A        109,775
AMERICAN INTL GROUP INC   COM              026874-10-7    11,628     99,179    SH            SOLE         N/A         99,179
BP AMOCO PLC              SPONSORED ADR    031905-10-2     7,636     70,369    SH            SOLE         N/A         70,369
BANK ONE CORP             COM              06423A-10-3     8,791    147,575    SH            SOLE         N/A        147,575
BANKAMERICA CORP NEW      COM              066050-10-5    20,018    273,062    SH            SOLE         N/A        273,062
CHUBB CORPORATION         COM              171232-10-1     8,701    125,205    SH            SOLE         N/A        125,205
CICSO SYSTEMS INC         COM              17275R-10-2    24,236    376,118    SH            SOLE         N/A        376,118
CITIGROUP INC             COM              172967-10-1    10,653    224,270    SH            SOLE         N/A        224,270
COMPAQ COMPUTER CORP      COM              204493-10-0     5,325    224,853    SH            SOLE         N/A        224,853
DELL COMPUTER CORP        COM              247025-10-9    16,270    439,760    SH            SOLE         N/A        439,760
DISNEY (WALT) COMPANY     COM              254687-10-6     8,218    266,730    SH            SOLE         N/A        266,730
EMC CORPORATION           COM              268648-10-2    21,720    394,910    SH            SOLE         N/A        394,910
EXXON CORPORATION         COM              302290-10-1     7,131     92,465    SH            SOLE         N/A         92,465
FEDERAL NATNL MORTG ASSN  COM              313586-10-9     8,353    122,370    SH            SOLE         N/A        122,370
FIRST UNION CORPORATION   COM              337358-10-5     5,618    119,200    SH            SOLE         N/A        119,200
GENERAL ELECTRIC COMPANY  COM              369604-10-3    16,076    142,265    SH            SOLE         N/A        142,265
GILLETTE CO               COM              375766-10-2     8,179    199,480    SH            SOLE         N/A        199,480
HALLIBURTON COMPANY       COM              406216-10-1    15,586    344,445    SH            SOLE         N/A        344,445
HARLEYSVILLE NATNL CORP   COM              412850-10-9     3,177     88,855    SH            SOLE         N/A         88,855
HARLEYSVILLE SAVINGS ASSN COM              412856-10-6     1,169     74,249    SH            SOLE         N/A         74,249
HEALTHSOUTH CORP          COM              421924-10-1     7,959    535,005    SH            SOLE         N/A        535,005
HEALTH MANAGEMENT ASSOC   CLA              421933-10-2     7,180    638,133    SH            SOLE         N/A        638,133
INTEL CORPORATION         COM              458140-10-0    14,208    238,800    SH            SOLE         N/A        238,800
IBM CORPORATION           COM              459200-10-1    15,539    120,220    SH            SOLE         N/A        120,220
IVY INTERNATIONAL  FUND   CLA              465897-50-2     7,967    180,581    SH            SOLE         N/A        180,581
JOHNSON & JOHNSON         COM              478160-10-4     8,056     82,205    SH            SOLE         N/A         82,205
LILLY ELI & CO            COM              532457-10-8     4,928     68,800    SH            SOLE         N/A         68,800
LUCENT TECHNOLOGIES INC.  COM              549463-10-7    12,110    179,562    SH            SOLE         N/A        179,562
MCI WORLDCOM INC.         COM              55268B-10-6    19,113    222,095    SH            SOLE         N/A        222,095
MCDONALDS CORPORATION     COM              580135-10-1    10,322    251,010    SH            SOLE         N/A        251,010
MEDTRONIC INC             COM              585055-10-6     9,541    122,535    SH            SOLE         N/A        122,535
MERCK & CO INC            COM              589331-10-7     8,487    115,270    SH            SOLE         N/A        115,270
MICROSOFT CORPORATION     COM              594918-10-4    22,595    250,540    SH            SOLE         N/A        250,540
MOBIL CORPORATION         COM              607059-10-2     6,385     64,650    SH            SOLE         N/A         64,650
MORGAN (JP) & CO INC      COM              616880-10-0     9,588     68,240    SH            SOLE         N/A         68,240
PFIZER INC                COM              717081-10-3    14,613    134,055    SH            SOLE         N/A        134,055
PROCTER & GAMBLE CO       COM              742718-10-9     9,861    110,490    SH            SOLE         N/A        110,490
ROYAL DUTCH PETROLEUM CO  COM              780257-70-5     5,210     86,470    SH            SOLE         N/A         86,470
SBC COMMUNICATIONS INC    COM              845333-10-3     8,505    146,635    SH            SOLE         N/A        146,635
SCHERING PLOUGH CORP      COM              806605-10-1     8,523    162,330    SH            SOLE         N/A        162,330
SCHLUMBERGER LTD          COM              806857-10-8     6,157     97,675    SH            SOLE         N/A         96,675
SERVICE CORP INTRNL       COM              817565-10-4     3,281    170,470    SH            SOLE         N/A        170,470
STAPLES INC               COM              855030-10-2    14,478    467,923    SH            SOLE         N/A        467,923
TIME WARNER INC           COM              887315-10-9     5,196     71,550    SH            SOLE         N/A         71,550
TYCO INTL LTD (NEW)       COM              902124-10-6     9,295     98,100    SH            SOLE         N/A         98,100
VANGUARD INTL GROWTH      INTL GRWTH FD    921910-20-4     8,051    413,313    SH            SOLE         N/A        413,313
WALGREEN COMPANY          COM              931422-10-9    12,778    435,060    SH            SOLE         N/A        435,060
WARNER LAMBERT CO         COM              934488-10-7     8,865    128,250    SH            SOLE         N/A        128,250
WELLS FARGO & CO (NEW)    COM              949746-10-1    11,104    259,740    SH            SOLE         N/A        259,740
WILLIAMS COMPANIES        COM              969457-10-0     8,984    211,090    SH            SOLE         N/A        211,090